UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Management, L.P.
           --------------------------------------------------
Address:   320 Park Avenue
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------



Form 13F File Number:  028-14943
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven M. Friedman
           ----------------------------------------------------
Title:     Managing Member
           ----------------------------------------------------
Phone:     (212) 832-5800
           ----------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Steven M. Friedman           New York, New York    February 8, 2013
----------------------------   ------------------------  --------------------
       [Signature]                  [City, State]             [Date]

The 13F reports relating to the securities holdings of Eos Management and its affiliated funds prior to January 1, 2012 can be found under the name "Eos Partners, L.P.", 13F File Number 28-04019.

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   83
                                               -------------

Form 13F Information Table Value Total:              184,330
                                               -------------
                                                 (thousands)


List of Other Included Managers:  NONE

                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value     Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)   Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- --------  --------- --- ---- ---------- -------- --------- --------- --------
ABBOTT LABS                   COM             002824100     313     10,000 SH        SOLE                10,000

ADDUS HOMECARE CORP           COM             006739106  28,764  4,023,000 SH        SOLE             4,023,000

AMC NETWORKS INC              CL A            00164V103   1,114     22,500 SH        SOLE                22,500

AMERICAN INTL GROUP INC       COM NEW         026874784   1,447     41,000 SH        SOLE                41,000

AMERICAN REPROGRAPHICS CO CMN COM             00191G103      64     25,000 SH        SOLE                25,000

ANADARKO PETE CORP            COM             032511107     557      7,500 SH        SOLE                 7,500

ARBITRON INC                  COM             03875Q108   1,343     28,765 SH        SOLE                28,765

ARCH COAL INC                 COM             039380100     805    110,000 SH        SOLE               110,000

BERKSHIRE HATHAWAY INC  DEL   CL B NEW        084670702   2,983     33,250 SH        SOLE                33,250

CABLEVISION SYS CORP          CL A NY CABLVS  12686C109     609     40,787 SH        SOLE                40,787

CAMPBELL SOUP CO              COM             134429109     651     18,668 SH        SOLE                18,668

CARDINAL HEALTH INC           COM             14149Y108     412     10,000 SH        SOLE                10,000

CHARTER COMMUNICATIONS INC D  CL A NEW        16117M305   3,812     50,000 SH        SOLE                50,000

CHEVRON CORP NEW              COM             166764100     541      5,000 SH        SOLE                 5,000

CINTAS CORP                   COM             172908105     818     20,000 SH        SOLE                20,000

CITIGROUP INC                 COM NEW         172967424   1,891     47,800 SH        SOLE                47,800

COMCAST CORP NEW              CL A SPL        20030N200   1,456     40,530 SH        SOLE                40,530

CONAGRA FOODS INC             COM             205887102     670     22,713 SH        SOLE                22,713

CONOCOPHILLIPS                COM             20825C104     482      8,318 SH        SOLE                 8,318

CORNING INC                   COM             219350105     316     25,000 SH        SOLE                25,000

D R HORTON INC                COM             23331A109     692     35,000 SH        SOLE                35,000

DU PONT E I DE NEMOURS & CO   COM             263534109     577     12,834 SH        SOLE                12,834

EMERSON ELEC CO               COM             291011104     669     12,624 SH        SOLE                12,624

EXPRESS SCRIPTS HLDG CO       COM             30219G108   1,890     35,000 SH        SOLE                35,000

EXXON MOBIL CORP              COM             30231G102   1,931     22,309 SH        SOLE                22,309

FRANKLIN RES INC              COM             354613101   2,137     17,000 SH        SOLE                17,000

FREEPORT-MCMORAN COPPER & GO  COM             35671D857   2,120     62,000 SH        SOLE                62,000

GANNETT INC                   COM             364730101   1,891    105,000 SH        SOLE               105,000

GENERAL ELECTRIC CO           COM             369604103   1,732     82,493 SH        SOLE                82,493

GENUINE PARTS CO              COM             372460105     621      9,760 SH        SOLE                 9,760

GENWORTH FINL INC             COM CL A        37247D106     623     83,000 SH        SOLE                83,000

GLOBE SPECIALTY METALS INC    COM             37954N206     550     40,000 SH        SOLE                40,000

GOLDMAN SACHS GROUP INC       COM             38141G104   1,339     10,500 SH        SOLE                10,500

GOOGLE INC                    CL A            38259P508     920      1,300 SH        SOLE                 1,300

HCA HOLDINGS INC              COM             40412C101   1,509     50,000 SH        SOLE                50,000

HEIDRICK & STRUGGLES INTL IN  COM             422819102     305     20,000 SH        SOLE                20,000

HILLENBRAND INC               COM             431571108     461     20,400 SH        SOLE                20,400

INTEL CORP                    COM             458140100     623     30,200 SH        SOLE                30,200

J & J SNACK FOODS CORP        COM             466032109     933     14,609 SH        SOLE                14,609

PENNEY J C INC                COM             708160106     197     10,000 SH        SOLE                10,000

JACOBS ENGR GROUP INC DEL     COM             469814107   1,384     32,500 SH        SOLE                32,500

JOHNSON & JOHNSON             COM             478160104   2,084     29,736 SH        SOLE                29,736

JPMORGAN CHASE & CO           COM             46625H100   1,143     26,000 SH        SOLE                26,000

KOHLS CORP                    COM             500255104     554     12,887 SH        SOLE                12,887

KRISPY KREME DOUGHNUTS INC    COM             501014104     281     30,000 SH        SOLE                30,000

MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT  55608B105   3,223     70,733 SH        SOLE                70,733

MAIDEN HOLDINGS LTD           SHS             G5753U112   1,028    111,904 SH        SOLE               111,904

MBIA INC                      COM             55262C100     471     60,000 SH        SOLE                60,000

MERCK & CO INC NEW            COM             58933Y105     637     15,554 SH        SOLE                15,554

METALS USA HLDGS CORP         COM             59132A104     612     35,000 SH        SOLE                35,000

MICROSOFT CORP                COM             594918104     577     21,620 SH        SOLE                21,620

MORGAN STANLEY                COM             617446448     669     35,000 SH        SOLE                35,000

MUELLER WTR PRODS INC         COM SER A       624758108     365     65,000 SH        SOLE                65,000

NEW YORK TIMES CO             CL A            650111107     427     50,000 SH        SOLE                50,000

NUCOR CORP                    COM             670346105   1,511     35,000 SH        SOLE                35,000

OLYMPIC STEEL INC             COM             68162K106   1,256     56,731 SH        SOLE                56,731

OWENS CORNING NEW             COM             690742101     740     20,000 SH        SOLE                20,000

PARTNERRE LTD                 COM             G6852T105     563      7,000 SH        SOLE                 7,000

PFIZER INC                    COM             717081103   1,129     45,000 SH        SOLE                45,000

PLAINS EXPL& PRODTN CO        COM             726505100     643     13,700 SH        SOLE                13,700

PLATINUM UNDERWRITER HLDGS L  COM             G7127P100     920     20,000 SH        SOLE                20,000

PROCTER & GAMBLE CO           COM             742718109     485      7,150 SH        SOLE                 7,150

QUANEX BUILDING PRODUCTS COR  COM             747619104     204     10,000 SH        SOLE                10,000

RELIANCE STEEL & ALUMINUM CO  COM             759509102   1,192     19,200 SH        SOLE                19,200

ROADRUNNER TRNSN SVCS HLDG I  COM             76973Q105  60,830  3,353,361 SH        SOLE             3,353,361

SANDERSON FARMS INC           COM             800013104     238      5,000 SH        SOLE                 5,000

SEALED AIR CORPORATION NEW    COM             81211K100     595     33,970 SH        SOLE                33,970

SIX FLAGS ENTMT CORP NEW      COM             83001A102   4,131     67,500 SH        SOLE                67,500

SLM CORP                      COM             78442P106     257     15,000 SH        SOLE                15,000

SPDR S&P 500 ETF TRUST        TR UNIT         78462F103  12,810     89,950 SH        SOLE                89,950

SUNTRUST BKS INC              COM             867914103     577     20,350 SH        SOLE                20,350

TEXAS INDS INC                COM             882491103   1,479     29,000 SH        SOLE                29,000

HOME DEPOT INC                COM             437076102     861     13,928 SH        SOLE                13,928

TIME WARNER CABLE INC         COM             88732J207     901      9,267 SH        SOLE                 9,267

TOTAL S A                     SPONSORED ADR   89151E109     609     11,700 SH        SOLE                11,700

UNIFIRST CORP MASS            COM             904708104   1,636     22,314 SH        SOLE                22,314

UNITED TECHNOLOGIES CORP      COM             913017109     669      8,158 SH        SOLE                 8,158

U S G CORP                    COM NEW         903293405     561     20,000 SH        SOLE                20,000

VODAFONE GROUP PLC NEW        SPONS ADR NEW   92857W209     550     21,825 SH        SOLE                21,825

WALGREEN CO                   COM             931422109   1,787     48,286 SH        SOLE                48,286

WELLS FARGO & CO NEW          COM             949746101   1,196     35,000 SH        SOLE                35,000

WYNN RESORTS LTD              COM             983134107   1,125     10,000 SH        SOLE                10,000

XPO LOGISTICS INC             COM             983793100     652     37,500 SH        SOLE                37,500
